Business combination	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Business Combination

Note 5 – Business combination

On February 27, 2015, BPPR, in an alliance with co-bidders, including BPNA, acquired certain assets and all deposits (other than certain brokered deposits) of former Doral Bank from the FDIC, as receiver. Under the FDIC’s bidding format, BPPR was the lead bidder and party to the purchase and assumption agreement with the FDIC covering all assets and deposits acquired by it and its alliance co-bidders. BPPR entered into back to back purchase and assumption agreements with the alliance co-bidders for the transfer of certain assets and deposits. BPPR entered into transition service agreements with each of the alliance co-bidders. There is no loss-sharing arrangement with the FDIC on the acquired assets.

The following table presents the fair values of major classes of identifiable assets acquired and liabilities assumed by the Corporation as of February 27, 2015.

	Book value prior to
	purchase accounting	Fair value	Additional	As recorded by
(In thousands)	adjustments	adjustments	consideration[1]	Popular, Inc.
Assets:
Cash and due from banks	$339,633	$-	$-	$339,633
Investment in available-for-sale securities	172,706	-	-	172,706
Investments in FHLB stock	30,785	-	-	30,785
Loans	1,679,792	(165,925)	-	1,513,867
Accrued income receivable	7,808	-	-	7,808
Receivable from the FDIC	-	-	480,137	480,137
Core deposit intangible	23,572	(10,762)	-	12,810
Other assets	67,676	7,569	-	75,245
Total assets	$2,321,972	$(169,118)	$480,137	$2,632,991

Liabilities:
Deposits	$2,193,404	$9,987	$-	$2,203,391
Advances from the Federal Home Loan Bank	542,000	5,187	-	547,187
Other liabilities	50,728	(511)	-	50,217
Total liabilities	$2,786,132	$14,663	$-	$2,800,795
Excess of liabilities assumed over assets acquired	$464,160
Aggregate fair value adjustments		$(183,781)
Additional consideration			$480,137
Goodwill on acquisition				$167,804
[1] The additional consideration represents the cash received from the FDIC for the difference between the net liabilities assumed and the net premium paid on the transaction.

In accordance with ASC Topic 805, the fair values assigned to the assets acquired and liabilities assumed are subject to refinement up to one year after the closing date of the acquisition as new information relative to closing date fair values become available, and thus the recognized goodwill may increase or decrease. During the second and third quarters of 2015, retrospective adjustments were made to the estimated fair values of certain assets acquired and liabilities assumed as part of the Doral Bank Transaction to reflect new information obtained about facts and circumstances that existed as of the acquisition date. The retrospective adjustments resulted in a decrease of $2.1 million to the initial fair value estimate of the mortgage servicing rights, a decrease in other liabilities assumed of $0.5 million and, an increase of $2.6 million in the receivable from the FDIC related to the acquisition cost of deposits, all of which were adjusted against goodwill.

During the fourth quarter of 2015, the Corporation early adopted ASU 2015-16 “Business Combination”. Accordingly, adjustments to the initial fair value estimates identified during the measurement period were recognized in the reporting period in which the adjustment amounts were determined. Pursuant to ASU 2015-16, adjustments were made effective in the fourth quarter of 2015 to the estimated fair values of assets and liabilities assumed with the Doral Bank Transaction to reflect new information obtained during the measurement period about facts and circumstances that existed as of the acquisition date that, if known, would have affected the acquisition-date fair value measurements.

During the quarter ended March 31, 2016, the Corporation recorded adjustments to its initial fair value estimates in connection with the Doral Bank Transaction. As a result, the discount on the loans increased by $4.7 million with a corresponding increase to goodwill.

The following table presents the principal changes in fair value and the revised amounts recorded during the measurement period.

	February 27, 2015	February 27, 2015
	As recasted[a]	As previously
(In thousands)		reported[b]	Change
Assets:
Loans	$1,513,867	$1,665,756	$(151,889)
Goodwill	167,804	41,633	126,171
Core deposit intangible	12,810	23,572	(10,762)
Receivable from the FDIC	480,137	441,721	38,416
Other assets	626,177	626,177	-
Total assets	$2,800,795	$2,798,859	$1,936

Liabilities:
Deposits	$2,203,391	$2,201,455	$1,936
Advances from the Federal Home Loan Bank	547,187	547,187	-
Other liabilities	50,217	50,217	-
Total liabilities	$2,800,795	$2,798,859	$1,936
[a] Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.
[b] Amounts are presented as previously reported as of September 30, 2015.